Accounting Policies - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)	Jan. 01, 2018 USD ($)
Disclosure of Summary of Significant Accounting Policies [Line items]
Gross debtors impairment percentage	1.00%
Depreciation | £	£ 90,000,000	£ 95,000,000	£ 75,000,000
Sterling [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Average foreign exchange rate	1.30	1.33
Year end foreign exchange rate	1.35	1.23
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Retained earnings				$ 143
Deferred revenue				106
Trade receivables				38
Contract assets				1
Sales				2
Profit before tax				$ 2
Non-current assets or disposal groups classified as held for sale [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Depreciation | £	£ 0
Bottom of range [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Percentage of voting rights held in associate	20.00%
Bottom of range [member] | Software [member] | Not internally generated [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets	3 years
Bottom of range [member] | Internally developed software [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets	3 years
Bottom of range [member] | Acquired intangible assets [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets	2 years
Top of range [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Percentage of voting rights held in associate	50.00%
Top of range [member] | Software [member] | Not internally generated [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets	8 years
Top of range [member] | Internally developed software [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets	8 years
Top of range [member] | Acquired intangible assets [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets	20 years
Top of range [member] | Pre-publication assets [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets	5 years